Condensed consolidated statements of profit or loss and other comprehensive income (Unaudited) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue
Cost of sales – raw materials	(7,298)	(660)
Gross profit	(7,298)	(660)
Operating expenses
Administration expenses	(10,814)	(6,980)
Share-based payment (expense)/credit	(1,207)	(1,755)
Operating loss	(19,319)	(9,395)
Net finance income
Finance income/(costs)	37	338
Interest receivable and similar income	29	9
Interest payable and similar expense	(277)	(16)
Derivative financial instruments at FVTPL	5,283	1,694
Net finance income/(costs)	5,072	2,025
Share of losses of equity-accounted investees	(205)	(282)
(Loss)/profit before tax	(14,452)	(7,652)
Income tax expense	(159)	(34)
Total comprehensive (loss)/income for the year	€ (14,611)	€ (7,686)
Basic (loss)/earnings per share	€ (0.57)	€ (0.54)
Diluted (loss)/earnings per share	€ (0.57)	€ (0.53)